Product revenues, net (Tables)	6 Months Ended
Jun. 30, 2021
Revenue From Contracts With Customers [Abstract]
Disclosure Of Detailed Information About Sales Adjustments Explanatory
The table below provides a rollforward of the Company’s GTN sales adjustments for the six months ended June 30, 2021.

(in KUSD)	Total
Beginning balance at January 1, 2021	—
GTN sales adjustments related to sales in the current period	752
Credits and payments made	(22)
Ending balance as of June 30, 2021	730

Disclosure Of Detailed Information About Sales Adjustment Included In the Balance Sheets
The table below provides the classification of the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of June 30, 2021.

(in KUSD)	As of June 30, 2021
Accounts receivable, net	533
Other current liabilities	197